Collaboration Agreements - Additional Information (Details)		1 Months Ended			12 Months Ended
	Dec. 14, 2011 USD ($) Serotype	Apr. 30, 2014	Aug. 31, 2009 USD ($)	Mar. 31, 2009 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2012 USD ($)	Nov. 30, 2020 Agreement	Sep. 30, 2020 Agreement	Dec. 31, 2018 USD ($)
Accrued royalties, current					$ 0		$ 0		$ 0
Milestone fee recorded cost of goods sold					72,000	€ 60,000
Milestone fee recorded research and development expenses							35,000	€ 30,000
Payments to acquire productive assets					0		0		0
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement
Term of Collaboration Agreement				8 years
Collaborative arrangements and noncollaborative arrangement payment for transfer of additional serotypes and related technology	$ 300,000
Number of additional serotypes signed for transfer | Serotype	6
Collaborative arrangements and noncollaborative arrangement milestone payments incurred					1,200,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for agreement before amendment					1,000,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for amended agreement										$ 200,000
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Maximum [Member]
Collaborative arrangements and noncollaborative arrangement milestone payments				$ 3,000,000
Royalty payment on net sales				10.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Minimum [Member]
Royalty payment on net sales				6.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement Third Amendment
Collaborative arrangements and noncollaborative arrangement milestone payments incurred					0		0		0
National Institute of Health | Patent License Agreement
Term of Collaboration Agreement			8 years
Collaborative arrangements and noncollaborative arrangement license issue royalty			$ 80,000
Collaborative arrangements and noncollaborative arrangement license royalty payments upon achievement of each benchmark					330,000
Royalty expense					$ 1,000		$ 1,000		1,000
National Institute of Health | Patent License Agreement | Maximum [Member]
Royalty payment on net sales			4.00%
National Institute of Health | Patent License Agreement | Minimum [Member]
Royalty payment on net sales			1.50%
Collaborative arrangements and noncollaborative arrangement non refundable annual royalty			$ 8,000
Medimmune LLC | H5N1 Licenses
Collaborative arrangements and noncollaborative arrangement milestone payments incurred															$ 9,900,000
Collaborative arrangements and noncollaborative arrangement licenses fees and royalties paid												$ 3,400,000
Institute for Translational Vaccinology
Term of Collaboration Agreement		50 years
Collaborative arrangements and noncollaborative arrangement milestone payments | €											€ 1,500,000
Collaborative arrangements and noncollaborative arrangement entrance fees and milestone payments										$ 2,406,000
Expense incurred or paid									$ 0
PT Bio Farma | Supply, Local Production and Technology Licensing
Number of collaboration agreement signed | Agreement														2
KEYMEN | Supply, Local Production and Technology and Know-how Licensing
Number of collaboration agreement signed | Agreement													2